SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a.
Basis of presentation

        The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

b.
Principles of consolidation

        The Group's consolidated financial statements included the financial statements of Bona Film Group Limited, its subsidiaries, VIEs and VIEs' subsidiaries. All intercompany transactions and balances were eliminated in consolidation.

c.
Use of estimate

        The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group's consolidated financial statements include fair value of the Company's ordinary shares, impairment of property and equipment and intangible assets, impairment of goodwill, impairment of distribution rights and production costs, valuation allowance for deferred tax assets, film participation financing liabilities, film participation expense, amortization of distribution rights and production costs, share-based compensation, and purchase price allocation for business acquisition.

d.
Lease accounting

        The Group evaluates each lease for classification as either a capital lease or an operating lease. The Group assesses a lease to be a capital lease if substantially all of the benefits and risks of ownership have been transferred to the lessee at its inception. The Group performs this evaluation at the inception of the lease and when a modification is made to a lease. If the lease agreement calls for a scheduled rent increase during the lease term, the Group recognizes the lease expense on a straight-line basis over the lease term as deferred lease expense. The Group determines the straight-line rent expense impact of an operating lease upon inception of the lease. In leases containing both scheduled rent increases and contingent rents on the box office sales, only the fixed component of the lease payments are recognized on a straight-line basis over the lease term. Contingent rents are expensed or accrued in the period when the box office sales are recognized.

e.
Cash and cash equivalents

        Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, or have original maturities of three months or less when purchased.

f.
Term deposits

        Term deposits consist of deposits placed with financial institutions with original maturity terms of greater than three months but less than one year.

g.
Restricted cash

        Restricted cash is related to the box office receipts from certain films deposited in specific accounts required by the banks as guarantees for short-term loans with the banks.

h.
Distribution rights

        Distribution rights include the unamortized costs of films for which the Group has acquired distribution rights, including completed films and films in production. In certain cases, the Group also shares the net profit of the film with the producers but does not receive any proportionate interest in the copyright of the film.

        Costs of acquiring film distribution rights are amortized using the individual-film-forecast method, whereby these costs are amortized in the proportion that current year's revenue bears to management's current estimate of ultimate revenue expected to be recognized from the exhibition or sub-licensing of the films.

        Film ultimate revenues include estimates of revenues from all markets and territories, including revenues associated with theatrical release of the film, revenues associated with home video sales, licensing sales to broadcast or cable networks. Film ultimate revenues forecasts include estimates over a period not to exceed ten years following the date of the film's initial release. Estimated ultimate revenues are revised at least annually.

i.
Production costs

        Production costs include expenditures for the production and acquisition of proportional copyright of films by the Group. The production costs are stated at the lower of cost less accumulated amortization, or fair value. Production costs include costs of productions and acquired proportional copyright of films which have been completed and costs of productions which are still in production. For films completed and on release, the related capitalized costs are amortized using the individual-film-forecast method, whereby these costs are amortized in the proportion that current year's revenue bears to management's current estimate of ultimate revenue expected to be recognized from the exhibition or licensing of the films.

        Most of the Group's bank borrowing and other borrowings are dedicated to fund the production of its films. Capitalization of interest costs commences when a film is set for production and ends when a film is substantially complete and ready for distribution. The interest eligible for capitalization includes interest expense on bank borrowing and other borrowing.

        The Group enters into arrangements with third parties to jointly finance the production of some of its films and the Group distributes the film. The Group and the investors co-own the copyright and share the profit or loss of the film. The form of the arrangement is the sale of an economic interest in a film to an investor. The Group records the amount received from the investor as a reduction of its capitalized film costs, as the investor assumes full risk for that portion of the film asset acquired in these transactions.

j.
Impairment of distribution rights and production costs

        The Group reviews the distribution rights and production costs for impairment at least annually or whenever events or changes in circumstances indicate that the carrying amount of the distribution rights and production costs may be impaired. The valuation of distribution rights and production costs is reviewed on a title-by-title basis. The excess of the carrying value above the fair value is written off and the amount is classified as costs of revenues in the consolidated statements of operations. The Company bases these fair value measurements on unobservable inputs derived from the Company's assumptions about how market participants would price the asset. Due to the nature of these assets, market data for similar assets is not available. Key assumptions used in such fair value measurements include: (1) the discount rate applied to future cash flow streams, which is based on a risk-free rate plus a risk premium representing the risk associated with the type of property being exploited and (2) the number of years over which the Company estimates future net cash flows. The Company considers the sensitivity of these inputs in assessing its assumptions. Additionally, on occasion, the Company may change the creative direction of, or abandon, one or more of the Company's films after being placed into production. As a result, amounts previously capitalized as production costs may be expensed. The Group will not subsequently restore any amounts written off in previous fiscal years.

k.
Property and equipment, net

        Property and equipment, net are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Film projection equipment	15 years
Furniture and office equipment	5 years
Transportation equipment	5 years
Leasehold improvements	lesser of original lease term or
estimated useful life
l.
Acquired intangible assets with definite lives

        Acquired identifiable intangible assets with definite lives are carried at cost less accumulated amortization. Amortization of definite-lived intangible assets is computed based on the straight-line method over the following estimated weighted average useful lives, which are as follows:

Membership	1.8 years
Favorable lease	1-4.5 years
m.
Acquired intangible assets with indefinite lives

        If an acquired intangible asset is determined to have an indefinite life, it should not be amortized until its useful life is determined to be no longer indefinite. An intangible asset that is not subject to amortization is evaluated annually or more frequently if event and circumstances indicate that it might be impaired. Such impairment test consists of comparing the fair values of assets with their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values. The estimates of fair values of intangible assets not subject to amortization are determined using discounted cash flow method. Significant assumptions are inherent in this process, including estimates of discount rates. Intangible assets with indefinite life represent movie theater licenses acquired through business acquisition of 10 movie theaters.

n.
Impairment of long-lived assets and intangible assets with definite life other than distribution rights and production costs

        Long-lived assets, such as property and equipment and definite-lived intangible assets, other than distribution rights and production costs, are stated at cost less accumulated depreciation or amortization. The Group evaluates the recoverability of long-lived assets, including identifiable intangible assets, with determinable useful lives, other than distribution rights and production costs, whenever events or changes in circumstances indicate that a long-lived asset's carrying amount may not be recoverable. The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows expected to result from the use and eventual disposition of the asset. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

o.
Cost method investments

        For investment in an investee over which the Group does not have a significant influence, the Group carries the investment at cost and recognizes as income dividends received that are distributed from net accumulated earnings of the investee since the date of acquisition by the investor. The Group reviews the cost method investment for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment may be impaired. An impairment loss is recognized when the decrease in fair value of the investment is other than temporary, for the amount equal to the difference between the investment's carrying amount and its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value of the investment would then become the new cost basis of the investment.

p.
Equity method investments

        A company that is not consolidated, but over which the Group exercises significant influence, is accounted for under the equity method of accounting. Whether or not the Group exercises significant influence with respect to an affiliate depends on an evaluation of several factors including, among others, representation on the affiliated company's board of directors, impact of commercial arrangements, and ownership level, which is generally a 20% to 50% interest in the voting securities of the affiliated company. Under the equity method of accounting, the affiliated company's accounts are not reflected within the Group's consolidated balance sheets and statements of operations; however, the Group's share of the earnings or losses of the affiliated company is reflected in the caption "Equity in (loss) earnings of affiliated companies" in the consolidated statements of operations.

        When the Group's carrying value in an equity method affiliated company is reduced to zero, no further losses are recorded in the Group's consolidated financial statements unless the Group guaranteed obligations of the affiliated company or has committed additional funding. When the affiliated company subsequently reports income, the Group will not record its share of such income until it equals the amount of its share of losses not previously recognized.

        An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

q.
Goodwill

        The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Goodwill is not amortized but is evaluated annually or more frequently if event and circumstances indicate that they might be impaired.

        When evaluating the goodwill impairment, the Group first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test.

        If the Group assesses that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the Group will perform a two-step goodwill impairment test. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

r.
Film production financing

        To fund production of its films, the Group obtains financing through bank borrowings, and a variety of arrangements with other investors which are described below.

Other borrowings

        If the Group guarantees the third party provider of financing a fixed rate of return on the principal over a fixed term of period, the cash received from these investors is classified on the balance sheet as other borrowings. The Group accrues interest expense on other borrowings using the fixed rate of return.

Film participation financing liabilities

        For other financing, where the Group gives the third party provider of finance a fixed percentage of the film's worldwide net income, or a fixed percentage of the film's worldwide net income with guarantee of minimum rate of return on the principal, the cash received from these investors is accounted for as film participation financing liabilities, as the Group retains copyrights of the films and the arrangements do not involve sale of a proportionate undivided interest in the copyright to the third party participants.

        Under those arrangements where the participant is entitled to a share of the respective film worldwide net income, the Group records the participant's share of net income in film participation expense based on an effective interest rate method on an individual film-by-film basis. The Group starts to accrue for participation expense from the initial exhibition of the film. The effective interest rate is calculated based on the initial investments by the third party participants and a series of future cash outflows to the participants estimated by the Group using the same estimates of revenue determined in using the individual-film-forecast method as discussed above under amortization of its own production costs. The rate is then applied to the outstanding film participation financing liabilities balance specific to the film to determine the current period's film participation expense related to that film.

        If a film underperforms, the final redemption amount is estimated to be lower than the amount originally invested by third party participants. A negative effective interest rate is calculated and applied to the outstanding film participation financing liabilities balance to determine the current period's reduction of film participation expense.

        Under those arrangements where the participant is entitled to a share of the respective film worldwide net income with guarantee of a minimum rate of return on the principal, if at any point of time, the management determines that the accrued film participation financing liability is not sufficient to cover the guaranteed minimum rate, an additional liability will be accrued based on the guaranteed minimum rate of return.

        Film participation financing liabilities that are expected to be paid in one year after the period end are classified as current liabilities. The remaining film participation financing liabilities are classified as non-current liabilities.

s.
Revenue recognition

        The Group recognizes film-related revenues from the arrangements described as follows:

Film Distribution revenues

        The Group acquires film distribution rights as the principal or a participating distributor in mainland China and overseas from film producers.

        As the principal distributor, the Group recognizes distribution revenues when the films are exhibited in movie theaters. After the payments by the movie theaters of taxes and other governmental charges and deductions by movie theaters and theater circuits of their respective shares of the box office sales, the remaining amount (the "Distributable Amount") is remitted to the Group which the Group accounts for as its distribution revenues.

        The Group then shares the Distributable Amount with the film producer pursuant to the terms of the distribution agreement under which the Group is typically entitled to a fixed percentage of the Distributable Amount as its fees (the "Distribution Fees"). The Distributable Amount, after further deductions of the Distribution Fees and print and marketing expenses, except in rare cases where not reimbursable by the producer, is paid or payable to the producer and is accounted for as a cost of distribution revenues.

        The Group also generates revenues from advertising services such as "in-film" advertising, pre-screening advertising, selling poster space and promotions of films. Revenues from advertising services are recognized as advertisement is shown or upon services provided. Cost of advertising services primarily consists of the cost of acquiring advertising airtime.

        The Group also cooperates with other distributors to distribute films as a participating distributor but is not the primary obligor under the distribution arrangement and shares a fixed percentage of the distribution fees received by the principal distributor as the Group's commissions pursuant to its arrangement with the principal distributor. The Group records these commissions as its distribution revenues.

        For certain films the distribution rights of which are acquired by the Group, the Group sub-licenses such rights to international third party distributors and domestic and international non-theatrical channels including television and Internet companies for a particular term. Revenues from such sub-licensing arrangements are recognized when the following criteria are met: (i) an arrangement has been signed with a customer, (ii) the customer's right to use or otherwise exploit the intellectual property has commenced and there is no requirement for significant continued performance by the Group, (iii) licensing fees are either fixed or determinable and (iv) collectability of the fee is reasonably assured.

Copyright and participation revenues

        When the Group is not the principal distributor, but participates in the financing of film production in which the Group may also acquire all, a portion or none of the legal copyright in relation to the film, and bears a portion of the costs of financing, production, prints, promotion and advertising pursuant to the terms of the agreement for the production of the film, it generates revenues from such film production participation as follows:

  (a)
  Where the Group is entitled to receive a certain percentage of the net profit of the film, it periodically receives a report from the film producer about the net profit or loss of the film. The Group records its share of the net profit of the film into revenue according to the report.

  (b)
  In the case of licensing the Group's copyrights to international third party distributors and to other domestic and international non-theatrical channels, including television and Internet companies, for a particular term, the Group recognizes copyright revenues when the following criteria are met: (i) an arrangement has been signed with a customer, (ii) the customer's right to use or otherwise exploit the intellectual property has commenced and there is no requirement for significant continued performance by the Group, (iii) licensing fees are either fixed or determinable and (iv) collectability of the fee is reasonably assured.

Talent agency revenues

        The Group also acts as a talent agent for certain artists, where in certain cases the Group signs the service contract with the third party and in other cases, the Group and the artist together sign the service contract with the third party.

        Where the Group signs the service contract with third parties and is the primary obligor, the Group reports the gross amount of the service as revenue. Where the Group and the artist together sign the contract with a third party, the Group reports revenue at the total service amount net of the payment to the artist. For arrangements where the Group records the gross amount as its revenue, cost of talent agency service primarily consists of compensation paid to artists.

Movie theater revenues

        Revenues are recognized when admissions and concession sales are received at the box office. Other revenues primarily consist of screen advertising. Screen advertising revenues are recognized over the period that the related advertising is delivered on-screen or in-theatre. The Group records proceeds from the sale of prepaid membership cards and other prepaid certificates in deferred revenues and recognizes admissions revenue and concession revenue when the card or certificate is consumed. The Group recognizes unredeemed prepaid certificates as revenue upon expiration of the membership cards or certificates.

t.
Advertising and marketing expenses

        The costs of printing, advertising and marketing related to the exploitation of feature films are expensed as incurred by the Company.

u.
Business tax and film industry development fund levy

        From 2004 to 2012, Baichuan and Zhejiang Bona's share of movie theaters' box office revenues in the PRC are exempted from business tax. The Group's other PRC subsidiaries, VIEs and VIEs' subsidiaries are subject to business taxes at the rate of 3.3%-5.5% on certain types of services and the related revenues are presented net of business taxes incurred. Business taxes deducted in arriving net revenue for the years ended December 31, 2010, 2011 and 2012 totaled $1,012,573, $2,076,930 and $3,552,059, respectively.

        In addition, movie theater revenues is subject to mandatory contribution to film industry development fund levied at the rate of 5% on box office receipts and the related revenues are presented net of mandatory contribution to film industry fund incurred. Film industry development fund deducted in arriving net revenue during 2010, 2011 and 2012 totaled $533,209, $1,230,836 and $1,995,813, respectively.

v.
Income taxes

        Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are provided using the asset and liability method. Under this method, deferred income taxes are recognized for tax credits and net operating losses available for carry-forwards and significant temporary differences. Deferred tax assets and liabilities are classified as current or non-current based upon the classification of the related asset or liability in the financial statements or the expected timing of their reversal if they do not relate to a specific asset or liability. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities.

        The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2010, 2011 or 2012, respectively.

w.
Comprehensive income

        Comprehensive income includes net income and foreign currency translation adjustments. Beginning on January 1, 2012, the Group presents the components of net income, the components of other comprehensive income and total comprehensive income in two separate but consecutive statements approach. The consolidated financial statements for prior periods have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income.

x.
Foreign currency translation

        The functional currency of the Company is the United States dollar ("U.S. dollars"). The financial records of the Group's subsidiaries and VIEs located in the PRC and Hong Kong are maintained in their local currencies, the Renminbi ("RMB"), and Hong Kong Dollar ("HK$"), respectively, which are also the functional currencies of these entities.

        Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

        The Group's entities with functional currency of RMB and HK$ translate their operating results and financial position into the U.S. dollar, the Company's reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

z.
Foreign currency risk

        RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents, term deposits and restricted cash of the Group included aggregate amounts of $7,624,166 and $19,508,508, which were denominated in RMB, at December 31, 2011 and 2012, respectively, representing 25% and 70% of the cash and cash equivalents, term deposits and restricted cash at December 31, 2011 and 2012, respectively.

aa.
Share-based payments

        Share-based payment transactions with employees, such as share options are measured based on the grant date fair value of the equity instrument. The Group recognizes the compensation costs net of an estimated forfeiture rate using the straight-line method, over the requisite service period of the award, which is generally the vesting period of the award. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

        Share-based payments issued to non-employees, such as advisors, are measured at fair value at the earlier of the commitment date or the date the service is completed and recognized over the period the service is provided.

bb.
Concentration of credit risk

        Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and accounts receivable. The Group places its cash and cash equivalents and term deposits with financial institutions located in the PRC and Hong Kong.

        The Group conducts credit evaluations of its customers and generally does not require collateral or other security from them. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers. Information relating to the Group's major customers is summarized in Note 25.

cc.
Net income (loss) per share

        Basic net income (loss) per ordinary share is computed by dividing net income (loss) attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the period.

        Diluted net income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

        The Group had share options, which could potentially dilute basic earnings per share. To calculate the number of shares for diluted income per share the effect of the stock options is computed using the treasury stock method.

dd.
Fair value

        Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

        Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

  •
  Level 1—inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

  •
  Level 2—inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based calculation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

  •
  Level 3—inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, is counted cash flow models, and similar techniques.

ee.
Fair value of financial instruments

        Financial instruments include cash and cash equivalents, term deposit, restricted cash, accounts receivable, cost method investment, equity method investment, accounts payable, amounts due from/to related parties, bank borrowings, other borrowings and film participation financing liabilities.

        The carrying values of cash and cash equivalents, term deposit, restricted cash, accounts receivable, accounts payable and amounts due from/to related parties approximate their fair values due to short-term maturities. The fair value of bank borrowings, other borrowings and film participation financing liabilities approximates their carrying value. Estimates of fair values of cost and equity method investments other than those subjected to other than temporary impairment are not readily available.

ff.
Business combinations

        Business combinations are recorded using the acquisition method of accounting. Acquisition costs are allocated to the assets and liabilities the Group acquired based on their fair values with goodwill being the excess value over the net identifiable assets acquired.

        The assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interests of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired.

        Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition. For shares issued in a business combination, the Company has estimated the fair value as of the date of acquisition.

        Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings.

gg.
Recently adopted accounting pronouncements

        In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and IASB to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•
Highest-and-best-use and valuation-premise concepts for nonfinancial assets—the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•
Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk—the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

•
Premiums or discounts in fair value measure—the guidance states that "premiums or discounts that reflect size as a characteristic of the reporting entity's holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market's normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement."

•
Fair value of an instrument classified in a reporting entity's shareholders' equity—the guidance prescribes a model for measuring the fair value of an instrument classified in shareholders' equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•
Disclosures about fair value measurements—the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:
(i)
For fair value measurements categorized in level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)
The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

        The guidance is to be applied prospectively and effectively for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Group adopted this pronouncement effective January 1, 2012, which did not have a significant effect on the Company's consolidated financial statements.

        In June 2011, the FASB issued an authoritative pronouncement to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders' equity. These amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued a further authoritative pronouncement, Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items out of Accumulated Other Comprehensive Income. Under the amendments, entities are required to present reclassification adjustments and the effect of those reclassification adjustments on the face of the financial statements where net income is presented, by component of net income, and on the face of the financial statements where other comprehensive income is presented, by component of other comprehensive income. In addition, the amendments require that reclassification adjustments be presented in interim financial periods. The amendments supersede changes to those paragraphs that pertain to how, when, and where reclassification adjustments are presented. The amendments in this Update are effective for public entities for fiscal years beginning after December 15, 2011. The Group adopted this pronouncement effective January 1, 2012, and presented comprehensive income in two separate but consecutive statements.

        In September 2011, the FASB has issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The pronouncement permits an entity to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Group adopted this pronouncement effective January 1, 2012, which did not have a significant effect on the Company's consolidated financial statements.

gh.
Recently accounting pronouncements not yet adopted

        In July 2012, the FASB has issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the pronouncement, entities testing indefinite-lived intangible assets for impairment would have the option of performing a qualitative assessment before calculating the fair value of the asset. If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The Group will adopt this pronouncement on January 1, 2013 which is not expected to have a significant impact on its financial condition or results of operations.

        In October 2012, the FASB has issued an authoritative pronouncement related to impairment analysis of unamortized film costs. The amendments in this ASU eliminate the rebuttable presumption that the conditions leading to the write off of unamortized film costs after the balance sheet date existed as of the balance sheet date. The amendments also eliminate the requirement that an entity incorporate into fair value measurements used in the impairment tests the effects of any changes in estimates resulting from the consideration of subsequent evidence if the information would not have been considered by market participants at the measurement date. For SEC filers, the amendments are effective for impairment assessments performed on or after December 15, 2012. Early adoption is permitted. The Group will adopt this pronouncement on January 1, 2013 which is not expected to have a significant impact on its financial condition or results of operations.

        In February 2013, the FASB has issued an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in this ASU do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements under U.S. GAAP.

        The new amendments will require an organization to:

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  Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income—but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.

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  Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

        The amendments are effective for reporting periods beginning after December 15, 2012. The Group will adopt this pronouncement on January 1, 2013 which is not expected to have a significant impact on its financial condition or results of operations.

        In March 2013, the FASB has issued an authoritative pronouncement related to parent's accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided.

        For an equity method investment that is a foreign entity, the partial sale guidance still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment.

        Additionally, the amendments in this pronouncement clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events. The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. The Group will adopt this pronouncement on January 1, 2014 which is not expected to have a significant impact on its financial condition or results of operations.